Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Common stock, par or stated value per share		$ 1
Common stock, shares authorized		100
Common stock, shares, issued		100
Common stock, shares, outstanding		100
Common Class A [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,250,000,000	1,250,000,000
Common stock, shares, issued	115,348,571	115,348,571
Common stock, shares, outstanding	115,348,571	115,348,571
Common Class B [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares, issued	87,128,137	87,128,137
Common stock, shares, outstanding	87,128,137	87,128,137